SUBSEQUENT EVENTS (Details Narrative) - USD ($)																	1 Months Ended		3 Months Ended		12 Months Ended
	May 01, 2024	Apr. 16, 2024	Apr. 01, 2024	Mar. 15, 2024	Mar. 07, 2024	Mar. 01, 2024	Feb. 05, 2024	Jan. 12, 2024	Jan. 04, 2024	Dec. 28, 2023	Aug. 15, 2023	Jun. 26, 2023	Mar. 27, 2023	Dec. 21, 2022	Nov. 18, 2022	Mar. 21, 2022	Feb. 28, 2024	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 12, 2024	Mar. 05, 2024	Jul. 26, 2023	Nov. 04, 2022	Nov. 03, 2022
Subsequent Event [Line Items]
Grants																					195,710	142,800
Common stock issued for services, shares												26,000
Common stock issued for services											$ 190,920	$ 301,600							$ 1,251,000	$ 1,097,000	$ 7,617,000	$ 2,109,000
Exercise price of warrants																			$ 7.21		$ 7.40	$ 2.50			$ 7.85	$ 2.50	$ 14.00
Cash																			$ 416,000		$ 190,000	$ 357,000
Share price																			$ 0.661		$ 4.75			$ 1.00
Stockholders equity																			$ (4,321,000)		$ (3,018,000)	$ 313,000
Warrants to purchase shares																					126,385	32,727			77,405
Installment term																			2 years 6 months		6 years 8 months 12 days	6 years 10 months 24 days
Minimum [Member]
Subsequent Event [Line Items]
Share price																								1.00
Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued	783,406													216,162	354,152	261,313
Shares Issued, Price Per Share	$ 1.4605													$ 5.10	$ 4.10	$ 11.50
Exercise price of warrants	$ 1.398													$ 4.50		$ 14.00
Proceeds from issuance or sale of equity	$ 1,144,164													$ 1,050,960	$ 1,411,775	$ 3,005,000
Cash	$ 634,999
Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of warrant or rights granted	391,703
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares																			1,862,744			193,000
Common stock issued for services																			$ 1,250,595			$ 2,108,500
Related Party [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Accured interest	$ 509,165
Investor [Member]
Subsequent Event [Line Items]
Exercise price of warrants								$ 3.364											$ 3.364			$ 10.90
Number of shares sold								260,720
Warrants to purchase shares								130,363											130,363		2,206,367	369,393
Purchase price, warrant								$ 3.989
Gross proceeds								$ 1,040,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares										90,000			18,750
Common stock issued for services										$ 426,780			$ 223,125
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 500,000
Debt instrument, interest rate					12.00%
Debt instrument, maturity date					Mar. 07, 2026
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price																								$ 1.00
Stockholders equity																								$ 5,000,000
Marketable securities																							$ 35,000,000
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Grants			200,000
Installment term			1 year
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares		278,000		100,000														77,500
Common stock issued for services		$ 419,780		$ 53,020														$ 227,150
Consulting fees						$ 16,667
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Exercise price of warrants								$ 3.364
Number of shares sold								260,720
Warrants to purchase shares								130,363
Purchase price, warrant								$ 3.989
Gross proceeds								$ 1,040,000
Subsequent Event [Member] | Former Employees [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares							76,744
Common stock issued for services							$ 64,879
Subsequent Event [Member] | Officers Employee And Key Consultants [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares						1,600,000
Common stock issued for services						$ 1,093,810
Subsequent Event [Member] | Key Consultants [Member]
Subsequent Event [Line Items]
Grants						500,000
Common stock issued for services						$ 352,550
Monthly installment.						1 year
Subsequent Event [Member] | Officers And Key Consultants [Member]
Subsequent Event [Line Items]
Consulting fees						$ 10,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Grants	58,333
Number of shares issued			41,667						250								1,250
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member]
Subsequent Event [Line Items]
Grants	150,000		200,000
Number of shares issued, Vested	50,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Grants	200,000